Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments		$ 211,929,839		$ 305,194,912
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[2],[3]	822,544,331		633,746,293
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	0		0
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2010
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	1,161,254		1,105,319
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2015
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 1,132,350		$ 981,029
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2020
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 3,272,250		$ 2,897,237
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 16,924,862		$ 15,512,043
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2030
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 39,214,503		$ 31,784,634
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2035
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 50,801,234		$ 42,247,711
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2040
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 45,812,020		$ 35,405,985
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2045
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 54,421,413		40,751,136
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2050
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 51,643,620		$ 39,069,600
EBP, Fair Value, Investment, NAV, Unfunded Commitment		0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]			5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2055
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	47,436,772		$ 37,720,919
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2060
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 28,954,162		$ 21,742,090
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2065
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 9,149,796		$ 4,852,426
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend 2070
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 369,777
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Fidelity Freedom Blend Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 1,414,396		$ 1,493,082
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Federated Hermes Total Return Bond
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 42,295,364		$ 37,488,248
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	5 days		5 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Galliard Stable Return Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 34,339,904		$ 46,674,643
EBP, Fair Value, Investment, NAV, Unfunded Commitment		$ 0	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	12 months		12 months
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Harbor Capital Appreciation CIT Class 5
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 107,721,141
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	15 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Spartan Extended Market Index Pool Class C
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 43,562,133
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	30 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Spartan S&P 500 Index Fund Class C
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 209,613,558
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	30 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Spartan Glabal ex U.S. Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]	$ 33,303,822
EBP, Fair Value, Investment, NAV, Unfunded Commitment	[1]	$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]	30 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Invesco Oppenheimer International Growth Fund II
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]			$ 11,593,189
EBP, Fair Value, Investment, NAV, Unfunded Commitment				$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]			12 months
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Northern Trust Collective Aggregate Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]			$ 9,841,036
EBP, Fair Value, Investment, NAV, Unfunded Commitment				$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]			15 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Northern Trust Collective All Country World Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]			$ 24,005,101
EBP, Fair Value, Investment, NAV, Unfunded Commitment				$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]			15 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | Northern Trust Collective Extended Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]			$ 45,783,554
EBP, Fair Value, Investment, NAV, Unfunded Commitment				$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]			15 days
Common collective trusts | Fair Value Measured at Net Asset Value Per Share | State Street S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1],[3]			$ 182,797,311
EBP, Fair Value, Investment, NAV, Unfunded Commitment				$ 0
EBP, Fair Value, Investment, NAV, Redemption, Notice Period	[1],[4]			15 days

[1]	Certain plan level contributions or redemptions may be subject to fees or levies.
[2]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
[3]	Investments are valued at fair value using the net asset value per share practical expedient.
[4]	Redemption notice period for withdrawal of assets from the fund initiated by the Plan Administrator or Trustee.